Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 14, 2020
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2020